Loans to Third Parties - Schedule of Entrusted Loan Information (Details) - Entrusted Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Entrusted loans to third parties	$ 34,402,684	$ 34,969,111
Borrower A [Member]
Entrusted loans to third parties	$ 2,866,890	$ 2,914,093
Annual Interest rate	16.00%	16.00%
Due date	Oct. 23, 2018	Oct. 23, 2018
Borrower A [Member]
Entrusted loans to third parties	$ 5,733,781	$ 5,828,185
Annual Interest rate	16.00%	16.00%
Due date	Dec. 26, 2018	Dec. 26, 2018
Borrower B [Member]
Entrusted loans to third parties	$ 4,300,335	$ 4,371,139
Annual Interest rate	16.00%	16.00%
Due date	May 30, 2019	May 30, 2019
Borrower B [Member]
Entrusted loans to third parties	$ 5,017,058	$ 5,099,662
Annual Interest rate	16.00%	16.00%
Due date	Jul. 27, 2019	Jul. 27, 2019
Borrower C [Member]
Entrusted loans to third parties	$ 7,167,225	$ 7,285,231
Annual Interest rate	16.00%	16.00%
Due date	Jun. 09, 2019	Jun. 05, 2019
Borrower C [Member]
Entrusted loans to third parties	$ 5,733,781	$ 5,828,185
Annual Interest rate	16.00%	16.00%
Due date	Jul. 09, 2019	Jul. 09, 2019
Borrower D [Member]
Entrusted loans to third parties	$ 3,583,614	$ 3,642,616
Annual Interest rate	16.00%	16.00%
Due date	Sep. 07, 2019	Sep. 07, 2019